VALUE ADDED TAX RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of value added tax receivable

	December 31, 2017	December 31, 2016
	$	$
Current (note 5)	7,004	13,462
Non-current (note 8)	6,751	6,531
	13,755	19,993